Summary of Significant Accounting Policies (Details)	1 Months Ended			12 Months Ended
	Oct. 19, 2021 USD ($) $ / shares shares	Aug. 24, 2021 USD ($)	Aug. 18, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥) ¥ / shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares ¥ / shares	Jun. 30, 2020 USD ($) $ / shares $ / shares	Jun. 30, 2019 USD ($)	Jun. 30, 2021 ¥ / shares	Jun. 30, 2021 $ / shares	May 31, 2021	Jun. 30, 2020 ¥ / shares	Jun. 30, 2020 $ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage				0.07%		0.07%
Working capital				$ 500,000		$ 500,000
Cash				600,000		600,000
Net loss				5,100,000
Operating cash flow				1,700,000
Cash minimum of approximately							$ 1,500,000
Principal amount			$ 2,750,000
Issue discount			10.00%
Proceeds received		$ 2,200,000
Conversion shares, issued (in Shares) | shares	1,150,463
Conversion of principal amount	$ 1,894,206
Conversion price (in Dollars per share) | $ / shares	$ 1.65
Accumulated other comprehensive income (loss)				$ 289,443		$ 289,443	$ (83,012)	$ (83,012)	$ (83,012)
Translation exchange rate | (per share)							$ 1	$ 1	$ 1		¥ 6.46	$ 7.77		¥ 7.08	$ 7.75
Miscellaneous sales tax				7.00%		7.00%
Equity interest,description				The Company generally considers an ownership interest of 20% or higher to represent significant influence.	The Company generally considers an ownership interest of 20% or higher to represent significant influence.
Equity interest description minor influence				Equity interest of more than 3-5% has generally been viewed as more than minor so that may imply significant influence.	Equity interest of more than 3-5% has generally been viewed as more than minor so that may imply significant influence.
Loans receivable interest rate				0.50%		0.50%
Property plant and equipment depreciation methods				Depreciation is computed using the straight-line method over the estimated useful lives of the assets with a 0% - 5% residual value.	Depreciation is computed using the straight-line method over the estimated useful lives of the assets with a 0% - 5% residual value.
Decrease of non-controlling interest				$ 690,000
Existing leases, description				For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. On July 1, 2019, the Company recognized approximately $2.1 million of right of use (“ROU”) assets and approximately $2.1 million of operating lease liabilities and approximately $0.1 million financing lease liabilities based on the present value of the future minimum rental payments of leases, using incremental borrowing rate of 6.73%.	For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. On July 1, 2019, the Company recognized approximately $2.1 million of right of use (“ROU”) assets and approximately $2.1 million of operating lease liabilities and approximately $0.1 million financing lease liabilities based on the present value of the future minimum rental payments of leases, using incremental borrowing rate of 6.73%.
Income tax examination description				An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.	An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.
Defined contribution plan				$ 329,991			$ 429,354			$ 730,454
Limited Partner [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Capital contributions				$ 4,300,000	¥ 30,000,000
Puhui Beijing [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage				9.7923%		9.7923%							100.00%
Beijing Haipeng [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage				30.00%		30.00%
Beijing Haidai [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage													53.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Chinese value-added tax				3.00%		3.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Chinese value-added tax				6.00%		6.00%
Income Statement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Translation exchange rate | $ / shares							$ 1	$ 1	$ 1
Average translation rates | (per share)					¥ 6.63	$ 7.76	$ 1	$ 7.02	$ 7.77